Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000237259 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237259 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237259 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237259 [Member] | Qualcomm, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237259 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237259 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000237259 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000237259 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237259 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237259 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237259 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237259 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237259 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237259 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238839 [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238839 [Member] | Golden Ocean Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238839 [Member] | United States Cellular Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238839 [Member] | Warrior Met Coal, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Teekay Tankers Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Tronox Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | M/I Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238839 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000238839 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000238839 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238839 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000238839 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238839 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000238839 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000238839 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238839 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238839 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%